Financial Instruments - Disclosure of Credit Risk (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 47,865,210	₺ 49,896,838
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	6,963,821	7,249,705
Contract assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,955,996	2,049,659
Receivables from financial services
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	3,561,926	3,535,384
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	25,960,315	30,600,933
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,032,416	3,500,700
Other current & non-current assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	421,264	320,403
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	748,665	6,840
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	4,293,524
Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,850,830	2,345,458
Due from related parties
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 76,453	₺ 287,756